Property and equipment (Tables)	12 Months Ended
Sep. 30, 2025
Property and equipment
Schedule of changes in property and equipment

			Office
	Computer	Computer	furniture and	LRIP	R&D	Leasehold	Sales demo
Cost	equipment	software	equipment	equipment (1)	equipment	improvements	equipment	Total
Balance at September 30, 2023	$143,853	$5,129	$109,578	$97,658	$239,804	$131,792	$109,234	$837,048
Additions	46,254	—	14,000	41,076	—	—	—	101,330
Disposals	(1,799)	—	(8,645)	—	(26,387)	—	—	(36,831)
Balance at September 30, 2024	$188,308	$5,129	$114,933	$138,734	$213,417	$131,792	$109,234	$901,547
Additions	43,012	—	92,597	—	5,011	—	—	140,620
Balance at September 30, 2025	$231,320	$5,129	$207,530	$138,734	$218,428	$131,792	$109,234	$1,042,167

			Office
	Computer	Computer	furniture and	LRIP	R&D	Leasehold	Sales demo
Accumulated depreciation	equipment	software	equipment	equipment (1)	equipment	improvements	equipment	Total
Balance at September 30, 2023	$77,462	$2,964	$80,184	$25,751	$135,124	$57,665	$40,602	$419,752
Depreciation	37,788	1,710	15,342	36,760	32,289	21,371	54,398	199,658
Disposals	(1,799)	—	(8,645)	—	(19,131)	—	—	(29,575)
Balance at September 30, 2024	$113,451	$4,674	$86,881	$62,511	$148,282	$79,036	$95,000	$589,835
Depreciation	44,027	455	18,454	40,069	34,590	21,371	14,234	173,200
Balance at September 30, 2025	$157,478	$5,129	$105,335	$102,580	$182,872	$100,407	$109,234	$763,035

Carrying value at September 30, 2024	$74,857	$455	$28,052	$76,223	$65,135	$52,756	$14,234	$311,712
Carrying value at September 30, 2025	$73,842	$—	$102,195	$36,154	$35,556	$31,385	$—	$279,132

(1)Low-rate initial production equipment (“LRIP”) includes moulds for developing PAPA SHOT™ device samples.